Exploration and Evaluation Assets (Tables)	9 Months Ended
Sep. 30, 2019
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					US
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Enid Creek	Section 35 Property	Greenland Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	-	8	42	602
Acquisition costs – cash	10	8	-	14	3	1	-	36
Balance, September 30 2019	298	230	42	14	3	9	42	638

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	-	62,215	63,877
Administration	1	1	-	-	-	-	9	11
Corporate social responsibility	2	1	-	-	-	-	-	3
Property maintenance	-	-	-	-	-	-	17	17
Drilling	29	-	12	5	-	-	203	249
Environmental, health and safety	-	-	-	-	-	-	8	8
Geology	20	10	-	5	-	2	117	154
Geophysics	1	1	4	2	-	1	28	37
	53	13	16	12	-	3	382	479
Balance, September 30 ,2019	1,484	222	38	12	-	3	62,597	64,356
Total, September 30, 2019	1,782	452	80	26	3	12	62,639	64,994

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			US
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Greenland Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	10	8	40	2	18	78
Balance September 30, 2018	288	222	40	8	54	612

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	2	2	2	-	476	482
Corporate social responsibility	1	1	-	-	57	59
Environment, health And safety	-	-	-	-	137	137
Property maintenance	1	1	1	-	17	20
Drilling expenses	5	-	-	-	3,917	3,922
Camp operations	-	-	-	-	2,942	2,942
Helicopter charter aircraft	-	-	-	-	4,168	4,168
Geology	24	15	17	-	638	694
Geophysics	-	-	1	-	761	762
Infrastructure	-	-	-	-	31	31
Technical studies	-	-	-	-	19	19
	33	19	21	-	13,163	13,236
Balance September 30, 2018	1,171	206	21	-	61,798	63,196
Total, September 30, 2018	1,459	428	61	8	61,852	63,808